LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF EQUITY METHOD INVESTMENTS

As of June 30, 2021, the Company’s equity method investments had a carrying value of $489,513 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$111,638
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	203,097
Jiangsu Taoping IoT Technology Co.,Ltd.	JS Taoping, or JS	25%	165,855
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	8,923
			$489,513